Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and deposits
Prepaid expenses and deposits

	December 31, 2017	December 31, 2016
Prepaid insurance and deposits	$844	$565
Current portion of prepaid lease payments	1,054	986
	$1,898	$1,551

The long term portion of prepaid lease payments is recorded in other assets (note 10(a)).